CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2024 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.60%
CLOSED-END FUNDS - 9.05%
CONVERTIBLE SECURITY FUNDS - 0.14%
Bancroft Fund Ltd.	51,135	$857,534
Ellsworth Growth and Income Fund Ltd.	90,723	815,600
Virtus Convertible & Income Fund	18,603	65,111
Virtus Diversified Income & Convertible Fund	352	7,554
Virtus Equity & Convertible Income Fund	30,641	705,049
		2,450,848
DIVERSIFIED EQUITY - 2.16%
Eaton Vance Tax-Advantaged Dividend Income Fund	601,296	14,845,998
Gabelli Dividend & Income Trust (The)	60,122	1,469,983
General American Investors Company, Inc.	234,111	12,550,690
Liberty All-Star® Equity Fund	104,834	744,321
Liberty All-Star® Growth Fund, Inc.	942,436	5,287,066
Tri-Continental Corporation	93,657	3,094,427
		37,992,485
GENERAL BOND FUNDS - 0.01%
Ares Dynamic Credit Allocation Fund, Inc.	17,100	261,288

GLOBAL - 1.10%
Eaton Vance Tax-Advantaged Global Dividend Income Fund	657,456	12,780,944
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	201,425	5,345,820
Gabelli Global Small and Mid Cap Value Trust (The)	13,026	161,653
GDL Fund (The)	116,313	947,951
Royce Global Value Trust, Inc.	2,135	24,766
		19,261,134
HIGH YIELD FUNDS LEVERAGED - 0.04%
BlackRock Corporate High Yield Fund, Inc.	62,411	627,855

INCOME & PREFERRED STOCK - 0.54%
Calamos Strategic Total Return Fund	543,337	9,426,897
John Hancock Preferred Income Fund II	3,692	68,856
		9,495,753

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
NATURAL RESOURCES - 0.07%
Adams Natural Resources Fund, Inc.	53,573	$1,243,965

OPTION ARBITRAGE/OPTIONS STRATEGIES - 4.54%
BlackRock Enhanced Capital and Income Fund, Inc.	251,900	4,959,911
BlackRock Enhanced Equity Dividend Trust	302,765	2,618,917
BlackRock Enhanced International Dividend Trust	215,940	1,252,452
Eaton Vance Enhanced Equity Income Fund	77,385	1,565,499
Eaton Vance Enhanced Equity Income Fund II	152,881	3,317,518
Eaton Vance Risk-Managed Diversified Equity Income Fund	596,551	5,494,235
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	987,685	13,630,052
Eaton Vance Tax-Managed Diversified Equity Income Fund	416,762	6,105,563
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	43,461	377,241
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	706,969	6,164,770
First Trust Enhanced Equity Income Fund	14,985	304,795
Nuveen Dow 30SM Dynamic Overwrite Fund	455,567	6,765,170
Nuveen NASDAQ 100 Dynamic Overwrite Fund	690,900	17,355,408
Nuveen S&P 500 Buy-Write Income Fund	582,625	7,993,615
Nuveen S&P 500 Dynamic Overwrite Fund	103,426	1,735,488
		79,640,634
REAL ESTATE - 0.01%
Cohen & Steers Total Return Realty Fund, Inc.	10,386	135,953

SECTOR EQUITY - 0.25%
BlackRock Innovation and Growth Term Trust	7,856	59,313
GAMCO Global Gold, Natural Resources & Income Trust	17,103	73,201
John Hancock Financial Opportunities Fund	128,737	4,268,919
		4,401,433
UTILITY - 0.19%
Allspring Utilities and High Income Fund	16,028	178,872

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
UTILITY - 0.19% (Continued)
BlackRock Utilities, Infrastructure & Power Opportunities Trust	114,720	$2,848,498
Duff & Phelps Utility and Infrastructure Fund Inc.	31,378	368,378
		3,395,748

TOTAL CLOSED-END FUNDS		158,907,096

COMMON STOCKS - 80.96%
COMMUNICATION SERVICES - 8.03%
Alphabet Inc. - Class C	423,800	70,855,122
Comcast Corporation - Class A	164,400	6,866,988
Meta Platforms, Inc. - Class A	55,700	31,884,908
Netflix, Inc. *	16,600	11,773,882
T-Mobile US, Inc.	38,900	8,027,404
Verizon Communications Inc.	115,400	5,182,614
Walt Disney Company (The)	65,900	6,338,921
		140,929,839
CONSUMER DISCRETIONARY - 9.04%
Amazon.com, Inc. *	358,600	66,817,938
AutoZone, Inc. *	600	1,890,024
Booking Holdings Inc.	1,500	6,318,180
Chipotle Mexican Grill, Inc. *	55,000	3,169,100
eBay Inc.	24,200	1,575,662
General Motors Company	46,500	2,085,060
Hilton Worldwide Holdings Inc.	8,500	1,959,250
Home Depot, Inc. (The)	37,800	15,316,560
Lowe's Companies, Inc.	20,300	5,498,255
McDonald's Corporation	20,400	6,212,004
NIKE, Inc. - Class B	41,000	3,624,400
O'Reilly Automotive, Inc. *	2,700	3,109,320
Ross Stores, Inc.	9,000	1,354,590
Starbucks Corporation	32,500	3,168,425
Tesla, Inc. *	122,600	32,075,838
TJX Companies, Inc. (The)	39,200	4,607,568
		158,782,174

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
CONSUMER STAPLES - 6.38%
Altria Group, Inc.	50,400	$2,572,416
Archer-Daniels-Midland Company	8,800	525,712
Coca-Cola Company (The)	246,200	17,691,932
Colgate-Palmolive Company	25,231	2,619,230
Constellation Brands, Inc. - Class A	2,300	592,687
Costco Wholesale Corporation	21,300	18,882,876
Dollar General Corporation	7,600	642,732
General Mills, Inc.	11,800	871,430
Hershey Company (The)	5,200	997,256
Keurig Dr Pepper Inc.	32,500	1,218,100
Kimberly-Clark Corporation	4,900	697,172
Kraft Heinz Company (The)	18,400	646,024
Mondelēz International, Inc. - Class A	44,000	3,241,480
Monster Beverage Corporation *	61,500	3,208,455
PepsiCo, Inc.	57,300	9,743,865
Philip Morris International Inc.	60,700	7,368,980
Procter & Gamble Company (The)	85,000	14,722,000
Target Corporation	11,400	1,776,804
Walmart Inc.	298,000	24,063,500
		112,082,651
ENERGY - 2.34%
Chevron Corporation	56,500	8,320,755
ConocoPhillips	40,700	4,284,896
Devon Energy Corporation	31,200	1,220,544
Exxon Mobil Corporation	188,363	22,079,911
Kinder Morgan, Inc. - Class P	121,900	2,692,771
Occidental Petroleum Corporation	36,600	1,886,364
Phillips 66	2,000	262,900
Schlumberger Limited	4,300	180,385
Valero Energy Corporation	100	13,503
Williams Companies, Inc. (The)	3,100	141,515
		41,083,544
FINANCIALS - 11.07%
Aflac Incorporated	16,500	1,844,700
American Express Company	23,500	6,373,200
American International Group, Inc.	8,100	593,163

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
FINANCIALS - 11.07% (Continued)
Aon plc - Class A	9,300	$3,217,707
Arthur J. Gallagher & Co.	8,000	2,250,960
Bank of America Corporation	361,300	14,336,384
Berkshire Hathaway Inc. - Class B *	56,400	25,958,664
BlackRock, Inc.	5,300	5,032,403
Capital One Financial Corporation	2,700	404,271
Charles Schwab Corporation (The)	83,100	5,385,711
Chubb Limited	13,500	3,893,265
Citigroup Inc.	66,900	4,187,940
CME Group Inc.	13,300	2,934,645
Fiserv, Inc. *	12,100	2,173,765
Goldman Sachs Group, Inc. (The)	12,300	6,089,853
Intercontinental Exchange, Inc.	18,300	2,939,712
JPMorgan Chase & Co.	112,200	23,658,492
Marsh & McLennan Companies, Inc.	18,300	4,082,547
Mastercard Incorporated - Class A	33,200	16,394,160
MetLife, Inc.	22,200	1,831,056
Moody's Corporation	8,100	3,844,179
Morgan Stanley	64,900	6,765,176
MSCI Inc.	3,800	2,215,134
PayPal Holdings, Inc. *	52,100	4,065,363
PNC Financial Services Group, Inc.	14,100	2,606,385
Progressive Corporation (The)	26,700	6,775,392
S&P Global Inc.	11,700	6,044,454
Travelers Companies, Inc. (The)	3,000	702,360
U.S. Bancorp	58,700	2,684,351
Visa, Inc. - Class A	62,000	17,046,900
Wells Fargo & Company	140,900	7,959,441
		194,291,733
HEALTH CARE - 9.78%
Abbott Laboratories	53,000	6,042,530
AbbVie Inc.	55,100	10,881,148
Amgen Inc.	18,200	5,864,222
Becton, Dickinson and Company	1,800	433,980
Biogen Inc. *	3,600	697,824
Boston Scientific Corporation *	51,300	4,298,940

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
HEALTH CARE - 9.78% (Continued)
Bristol-Myers Squibb Company	74,800	$3,870,152
Centene Corporation *	4,800	361,344
Cigna Group (The)	11,200	3,880,128
CVS Health Corporation	12,800	804,864
Danaher Corporation	26,900	7,478,738
DexCom, Inc. *	13,600	911,744
Edwards Lifesciences Corporation *	2,700	178,173
Elevance Health, Inc.	8,700	4,524,000
Eli Lilly and Company	32,900	29,147,426
Gilead Sciences, Inc.	51,200	4,292,608
HCA Healthcare, Inc.	10,500	4,267,515
Humana Inc.	4,200	1,330,308
Intuitive Surgical, Inc. *	8,500	4,175,795
IQVIA Holdings Inc. *	4,600	1,090,062
Johnson & Johnson	80,300	13,013,418
McKesson Corporation	5,200	2,570,984
Medtronic plc	35,500	3,196,065
Merck & Co., Inc.	94,800	10,765,488
Mettler-Toledo International Inc. *	700	1,049,790
Pfizer Inc.	170,100	4,922,694
Regeneron Pharmaceuticals, Inc. *	4,300	4,520,332
Solventum Corporation *	3,625	252,735
Stryker Corporation	14,400	5,202,144
Thermo Fisher Scientific Inc.	10,700	6,618,699
UnitedHealth Group Incorporated	35,000	20,463,800
Vertex Pharmaceuticals Incorporated *	9,700	4,511,276
		171,618,926
INDUSTRIALS - 6.63%
3M Company	9,600	1,312,320
Automatic Data Processing, Inc.	11,700	3,237,741
Boeing Company (The) *	29,300	4,454,772
Carrier Global Corporation	14,700	1,183,203
Caterpillar Inc.	26,400	10,325,568
Cintas Corporation	5,600	1,152,928
CSX Corporation	108,700	3,753,411
Cummins Inc.	3,400	1,100,886

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
INDUSTRIALS - 6.63% (Continued)
Deere & Company	16,300	$6,802,479
Eaton Corporation plc	10,700	3,546,408
Emerson Electric Co.	34,300	3,751,391
FedEx Corporation	3,900	1,067,352
GE Vernova Inc. *	7,825	1,995,219
General Dynamics Corporation	16,400	4,956,080
General Electric Company	31,300	5,902,554
Honeywell International Inc.	28,800	5,953,248
Illinois Tool Works Inc.	15,300	4,009,671
Johnson Controls International plc	9,500	737,295
Lockheed Martin Corporation	12,000	7,014,720
Norfolk Southern Corporation	14,500	3,603,250
Northrop Grumman Corporation	3,000	1,584,210
Old Dominion Freight Line, Inc.	3,800	754,832
PACCAR Inc.	30,100	2,970,268
Parker-Hannifin Corporation	2,100	1,326,822
Paychex, Inc.	7,300	979,587
Republic Services, Inc.	5,200	1,044,368
Rockwell Automation, Inc.	7,200	1,932,912
RTX Corporation	66,600	8,069,255
Trane Technologies plc - Class A	6,400	2,487,872
TransDigm Group Incorporated	2,900	4,138,677
Union Pacific Corporation	27,300	6,728,904
United Parcel Service, Inc. - Class B	19,800	2,699,532
Veralto Corporation	10,766	1,204,285
Waste Management, Inc.	22,600	4,691,760
		116,473,780
INFORMATION TECHNOLOGY - 24.39%
Accenture plc - Class A - ADR	18,600	6,574,728
Adobe Inc. *	16,900	8,750,482
Advanced Micro Devices, Inc. *	51,400	8,433,712
Analog Devices, Inc.	5,900	1,358,003
Apple Inc.	549,400	128,010,200
Applied Materials, Inc.	39,400	7,960,770
Broadcom Inc.	119,000	20,527,500
Cisco Systems, Inc.	110,600	5,886,132

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY - 24.39% (Continued)
Intuit Inc.	10,400	$6,458,400
KLA Corporation	2,200	1,703,702
Lam Research Corporation	7,200	5,875,776
Micron Technology, Inc.	4,500	466,695
Microsoft Corporation	254,400	109,468,320
NVIDIA Corporation	720,000	87,436,800
Oracle Corporation	62,600	10,667,040
QUALCOMM Incorporated	11,400	1,938,570
Salesforce, Inc.	35,500	9,716,705
Synopsys, Inc. *	800	405,112
Texas Instruments Incorporated	31,500	6,506,955
		428,145,602
MATERIALS - 0.70%
Air Products and Chemicals, Inc.	4,800	1,429,152
Corteva, Inc.	14,800	870,092
Ecolab Inc.	6,800	1,736,244
Freeport-McMoRan Inc.	9,100	454,272
Linde plc	10,800	5,150,088
Nucor Corporation	4,900	736,666
Sherwin-Williams Company (The)	4,900	1,870,183
		12,246,697
REAL ESTATE - 0.57%
American Tower Corporation	6,800	1,581,408
AvalonBay Communities, Inc.	3,000	675,750
CBRE Group, Inc. - Class A *	12,500	1,556,000
Equinix, Inc.	2,700	2,396,601
Equity Residential	8,500	632,910
Public Storage	4,300	1,564,641
Realty Income Corporation	17,200	1,090,824
SBA Communications Corporation - Class A	2,200	529,540
		10,027,674
UTILITIES - 2.03%
American Electric Power Company, Inc.	23,900	2,452,140
American Water Works Company, Inc.	13,500	1,974,240
Constellation Energy Corporation	27,333	7,107,127
Dominion Energy, Inc.	22,700	1,311,833

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2024 (Unaudited)(Continued)

Description	No. of Shares	Value
UTILITIES - 2.03% (Continued)
Duke Energy Corporation	25,600	$2,951,680
Exelon Corporation	66,800	2,708,740
NextEra Energy, Inc.	92,100	7,785,213
Sempra	31,500	2,634,345
Southern Company (The)	61,300	5,528,034
WEC Energy Group, Inc.	12,300	1,183,014
		35,636,366

TOTAL COMMON STOCKS		1,421,318,986

EXCHANGE-TRADED FUNDS - 9.59%
Communication Services Select Sector SPDR® Fund (The)	31,500	2,847,600
Consumer Discretionary Select Sector SPDR® Fund (The)	9,500	1,903,515
Consumer Staples Select Sector SPDR® Fund (The)	98,200	8,150,600
Energy Select Sector SPDR® Fund (The)	156,400	13,731,920
Financial Select Sector SPDR® Fund (The)	43,800	1,985,016
Health Care Select Sector SPDR® Fund (The)	38,900	5,991,378
Industrial Select Sector SPDR® Fund (The)	269,900	36,555,256
iShares Core S&P 500 ETF	1,900	1,095,958
Materials Select Sector SPDR® Fund (The)	184,300	17,762,834
Real Estate Select Sector SPDR® Fund (The)	610,900	27,288,903
Technology Select Sector SPDR® Fund (The)	209,300	47,251,568
Utilities Select Sector SPDR® Fund (The)	2,900	234,262
Vanguard Information Technology Index Fund	6,100	3,577,772
TOTAL EXCHANGE-TRADED FUNDS		168,376,582

TOTAL EQUITY SECURITIES (cost - $1,238,790,485)		1,748,602,664

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2024 (Unaudited)(Concluded)

Description	No. of Shares	Value
SHORT-TERM INVESTMENT - 0.42%
MONEY MARKET FUND - 0.42%
Fidelity Institutional Money Market Government Portfolio - Class I, 4.83% ^ (cost - $7,340,738)	7,340,738	$7,340,738

TOTAL INVESTMENTS - 100.02% (cost - $1,246,131,223)		1,755,943,402

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02%)		(456,871)

NET ASSETS - 100.00%		$1,755,486,531

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of September 30, 2024.
plc	Public Limited Company